UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group Global & International
Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Emerging Markets Fund

August 31, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 91.54%Δ
Argentina – 2.14%
*Cresud ADR	841,700	$9,258,700
#†Grupo Clarin Class B GDR 144A	355,900	2,187,433
*†Grupo Financiero Galicia ADR	262,704	1,260,979
*IRSA Inversiones y Representaciones GDR	341,800	3,117,216
		15,824,328
Australia – 0.23%
*†Alara Uranium	202,332	13,027
*†Strike Resources	1,409,630	1,666,131
		1,679,158
Brazil – 15.42%
AES Tiete	597,480	5,956,472
Centrais Eletricas Brasileiras	1,947,871	35,133,379
Cia Vale do Rio Doce ADR	190,100	5,047,155
Energias do Brasil	1,095,700	18,969,726
*Gol Linhas Aereas Inteligentes ADR	126,100	1,122,290
†Lupatech	22,400	838,282
Petroleo Brasileiro ADR	848,200	36,447,155
*†Tim Participacoes ADR	156,200	3,514,500
†Triunfo Participacoes e Investimentos	109,600	295,853
*Votorantim Celulose e Papel ADR	308,658	6,518,857
		113,843,669
China – 8.33%*
*†51job ADR	119,200	1,317,160
China Netcom Group ADR	159,007	7,595,764
*China Petroleum & Chemical ADR	52,400	5,097,996
China Telecom	10,792,581	5,492,224
China Unicom	6,788,979	10,740,169
†China Water Affairs Group	1,666,711	343,542
CNPC Hong Kong	6,833,100	2,619,452
First Pacific	4,236,000	2,614,699
Fountain Set Holdings	3,908,800	397,391
PetroChina	4,278,000	5,484,429
*PetroChina ADR	90,000	11,628,000
Road King Infrastructure	114,000	88,511
Sinotrans	7,621,000	1,721,477
*†Spreadtrum Communications ADR	215,700	698,868
†Tom Group	48,200,000	2,671,300
Travelsky Technology	4,887,400	2,968,563
		61,479,545
Colombia – 0.41%
*#Almacenes Exito GDR 144A	500,500	3,056,904
		3,056,904
France – 0.67%
*Vallourec	17,746	4,936,604
		4,936,604
Hungary – 0.61%
*OTP Bank	100,502	4,507,221
		4,507,221
India – 2.04%
ICICI Bank ADR	132,000	4,094,640

†Indiabulls Real Estate GDR	102,822	662,173
*#Reliance Industries GDR 144A	101,412	9,765,975
*†Sify Technologies ADR	180,700	531,258
		15,054,046
Indonesia – 1.69%
Gudang Garam	7,553,724	5,302,382
Tambang Batubara Bukit Asam	4,540,825	7,141,522
		12,443,904
Israel – 0.89%
Israel Chemicals	395,080	6,556,799
		6,556,799
Kazakhstan – 1.27%
KazMunaiGas Exploration Production GDR	405,541	9,388,274
		9,388,274
Malaysia – 2.98%
Eastern & Oriental	3,251,700	974,721
Hong Leong Bank	4,051,583	6,844,555
KLCC Property Holdings	3,244,600	2,583,112
Media Prima	2,218,400	984,999
Oriental Holdings	2,064,900	3,411,801
Tanjong	951,490	3,690,314
UEM World	4,803,400	3,518,509
		22,008,011
Mexico – 4.78%
America Movil Series L ADR	76,000	3,904,880
*†Bolsa Mexicana de Valores	823,088	944,330
*Cemex ADR	304,773	6,110,699
*Fomento Economico Mexicano ADR	109,500	4,863,990
Grupo Mexico Series B	3,257,207	5,424,983
Grupo Televisa ADR	604,800	14,019,264
		35,268,146
Pakistan – 0.22%
Oil & Gas Development GDR	127,418	1,636,468
		1,636,468
Peru – 0.71%
Cia de Minas Buenaventura ADR	225,000	5,220,000
		5,220,000
Philippines – 0.55%
*Philippine Long Distance Telephone ADR	68,300	4,049,507
		4,049,507
Poland – 1.94%
Polski Koncern Naftowy Orlen	508,409	7,345,723
Telekomunikacja Polska	694,169	6,964,384
		14,310,107
Republic of Korea – 15.30%
Cheil Industries	103,760	4,914,652
CJ	80,144	4,194,497
Hyundai Elevator	40,821	3,126,975
Kookmin Bank	149,755	8,190,171
*Kookmin Bank ADR	117,700	6,449,960
Korea Electric Power	220,420	6,666,853
*Korea Electric Power ADR	755,300	11,367,265
KT	213,064	8,733,844
*†LG Display ADR	216,700	2,669,744
Lotte Confectionery	4,632	5,570,715
*POSCO ADR	25,300	2,709,630
Samsung C&T	58,447	2,536,522
Samsung Electronics	46,700	21,898,545
SK	16,519	1,644,835
SK Communications	171,609	1,968,470
†SK Energy	63,751	4,980,609
SK Telecom	21,731	4,002,508

SK Telecom ADR	553,000	11,281,200
		112,906,995
Russia – 6.91%
*†Chelyabinsk Zink Plant GDR	144,400	722,000
=†Fifth Power Generation GDR	21,259	108,493
Gazprom ADR	531,312	20,662,725
LUKOIL ADR	102,720	7,678,320
LUKOIL ADR (London International Exchange)	120,000	8,916,000
Mobile Telesystems ADR	100,700	6,847,600
Sberbank	1,116,030	2,616,800
Surgutneftegaz ADR	475,454	3,409,843
=†TGK-5 GDR	8,772	18,512
		50,980,293
South Africa – 9.53%
ArcelorMittal Steel South Africa	501,703	11,818,396
Barloworld	222,238	1,968,300
Gold Fields ADR	541,500	4,927,650
Impala Platinum Holdings	169,952	4,795,288
JD Group	728,737	2,843,432
Pretoria Portland Cement	1	4
Sasol	254,677	14,018,778
*Sasol ADR	101,300	5,570,487
Standard Bank Group	713,410	8,323,241
Sun International	308,833	3,779,334
Telkom	496,844	8,982,288
Tongaat Hulett	331,251	3,354,816
		70,382,014
Taiwan – 6.91%
Cathay Financial Holding	1,749,284	3,342,777
Evergreen Marine	15,768,000	8,930,723
Formosa Chemicals & Fibre	4,270,420	7,329,132
President Chain Store	2,831,884	8,315,477
Taiwan Semiconductor Manufacturing	3,977,248	7,321,482
United Microelectronics	13,595,356	5,664,695
*United Microelectronics ADR	731,500	1,704,395
Walsin Lihwa	24,255,000	8,393,201
		51,001,882
Thailand – 2.60%
Bangkok Bank-Foreign	1,394,076	4,767,840
Charoen Pokphand Foods-Foreign	5,832,800	664,367
PTT Exploration & Production-Foreign Class F	1,140,700	4,863,967
Siam Cement NVDR	1,858,343	8,917,816
		19,213,990
Turkey – 3.96%
Alarko Gayrimenkul Yatirim Ortakligi	50,800	831,077
Alarko Holding	1,918,508	4,238,355
Turk Sise ve Cam Fabrikalari	3,589,828	4,843,280
*Turkcell Iletisim Hizmet	720,875	4,768,944
Turkcell Iletisim Hizmet ADR	177,200	2,932,660
*Turkiye Is Bankasi Class C	1,252,559	5,950,785
Yazicilar Holding Class A	839,184	5,630,786
		29,195,887
United Kingdom – 1.29%
Anglo American	133,917	7,118,256
^Griffin Mining	3,080,087	1,965,034
†Mwana Africa	787,229	454,652
		9,537,942
United States – 0.16%
†HLS Systems International	189,900	1,190,673
		1,190,673
Total Common Stock (cost $702,733,215)		675,672,367

Preferred Stock– 7.02%Δ
Brazil – 4.69%
Banco do Estado do Rio Grande Class B	678,900	3,369,510
Braskem Class A	541,994	3,913,662
CIA Vale do Rio Doce Class A	1,124,386	26,274,762
Jereissati Participacoes	2,895,405	1,048,030
		34,605,964
Republic of Korea – 1.75%
Hyundai Motor	103,147	2,536,416
Samsung Electronics	31,362	10,413,698
		12,950,114
Russia – 0.58%
Transneft	4,173	4,256,460
		4,256,460
Total Preferred Stock (cost $40,101,696)		51,812,538
Participation Notes – 1.01%Δ
India – 1.01%
=#Lehman Indian Oil CW LEPO 144A	172,132	1,561,285
=#Lehman Oil & Natural Gas CW LEPO 144A	254,590	5,903,647
Total Participation Notes (cost $8,559,056)		7,464,932

Total Value of Securities Before Securities Lending Collateral – 99.57%
(cost $751,393,967)		734,949,837

Securities Lending Collateral** – 7.20%
Investment Companies
Mellon GSL DBT II Collateral Fund	53,147,569	53,147,569
Total Securities Lending Collateral (cost $53,147,569)		53,147,569

Total Value of Securities – 106.77%
(cost $804,541,536)		788,097,406	©

Obligation to Return Securities Lending Collateral** – (7.20%)		(53,147,569)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.43%		3,198,759
Net Assets Applicable to 54,230,999 Shares Outstanding – 100.00%		$738,148,596

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
†Non income producing security.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At August 31, 2008, the aggregate amount of fair valued securities was $7,591,937, which represented 1.03% of the Fund's net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2008, the aggregate amount of Rule 144A securities was $22,475,244, which represented 3.04% of the Fund's net assets. See Note 5 in "Notes."
^Securities listed and traded on the London Stock Exchange. These securities have significant business operations in India and Bermuda.
*Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
©Includes $50,788,783 of securities loaned.
** See Note 4 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR– Global Depositary Receipts
LEPO– Low Exercise Price Option
MXN – Mexican Peso
NVDR – Non-Voting Depositary Receipts
USD – United States Dollar

The following foreign currency exchange contract was outstanding at August 31, 2008:

Foreign Currency Exchange Contracts1

			Unrealized
Contracts to Deliver	In Exchange For	Settlement Date	Appreciation
MXN (1,163,856)	USD 113,567	9/20/08	$443
			$443

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Global & International Funds – Delaware Emerging Markets Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective May 30, 2008, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$805,407,880
Aggregate unrealized appreciation	123,657,976
Aggregate unrealized depreciation	(140,968,450)
Net unrealized deprecation	$(17,310,474)

Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of August 31, 2008:

	Securities	Derivatives
Level 1	$407,626,467	$-
Level 2	372,879,001	443
Level 3	7,591,938	-
Total	$788,097,406	$443

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/2007	$22,201,507
Net realized gain	2,368,247
Net change in unrealized
depreciation	(6,993,164)
Net purchases, sales and settlements	(9,984,652)
Balance as of 8/31/08	$7,591,938

Net change in unrealized
depreciation from
investments still held as of 8/31/08	$(2,473,870)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2008, the value of securities on loan was $50,788,783, for which the Fund received collateral, comprised of non-cash collateral valued at $269,999, and cash collateral of $53,147,569. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. At August 31, 2008, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Event
At August 31, 2008, Delaware Emerging Markets Fund had direct exposure to investments with Lehman Brothers Holdings Inc. (Lehman) or Lehman’s affiliates. On September 15, 2008, Lehman filed for Chapter 11 bankruptcy protection.

With respect to direct exposure to Lehman, the Fund held securities valued at approximately 1.01% of net assets as of August 31, 2008. As of September 15, 2008, 1.10% of the Fund’s net assets were subject to direct exposure of Lehman or Lehman’s affiliates.

Schedule of Investments (Unaudited)

Delaware Global Value Fund

August 31, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.30%Δ
Australia – 2.83%
Coca-Cola Amatil	113,965	$832,437
Telstra	288,673	1,071,641
		1,904,078
Belgium – 0.84%
*Dexia	40,047	565,941
		565,941
Canada – 2.38%
†CGI Group Class A	146,589	1,599,931
		1,599,931
Denmark – 1.39%
Novo Nordisk Class B	16,777	936,524
		936,524
Finland – 1.65%
Nokia	44,374	1,110,971
		1,110,971
France – 15.85%
AXA	38,125	1,216,430
*Compagnie de Saint-Gobain	12,623	771,188
France Telecom	37,538	1,106,769
*Lafarge	9,193	1,108,988
Lagardere	13,401	748,042
*Publicis Groupe	33,813	1,133,257
*Sanofi-Aventis	12,892	914,599
Teleperformance	27,108	968,104
Total	22,164	1,592,122
*Vallourec	3,942	1,096,590
		10,656,089
Germany – 4.66%
Bayerische Motoren Werke	21,703	895,774
Linde	10,654	1,336,789
Metro	16,246	903,157
		3,135,720
Italy – 2.08%
Parmalat	508,187	1,398,269
		1,398,269
Japan – 10.67%
Asahi Glass	79,500	844,013
Canon	25,900	1,161,507
*Don Quijote	47,600	835,522
Mitsubishi UFJ Financial Group	160,192	1,217,687
*NGK Spark Plug	69,000	762,540
Ono Pharmaceutical	16,500	864,029
*Round One	622	510,057
Toyota Motor	21,896	977,009
		7,172,364
Mexico – 1.49%
*Telefonos de Mexico ADR	21,283	522,923
*†Telemex Internacional ADR	33,783	476,678
		999,601
Netherlands – 3.45%
*ING Groep CVA	37,346	1,163,450

Koninklijke Philips Electronics	35,571	1,155,667
		2,319,117
Norway – 2.00%
†Petroleum Geo-Services	62,598	1,344,608
		1,344,608
Republic of Korea– 1.75%
Samsung Electronics	2,507	1,175,581
		1,175,581
Sweden – 3.61%
Ericsson LM Class B	125,200	1,429,135
Nordea Bank FDR	75,378	998,766
		2,427,901
Switzerland – 1.74%
Novartis	20,980	1,168,765
		1,168,765
Taiwan – 1.76%
Chunghwa Telecom ADR	47,778	1,182,028
		1,182,028
United Kingdom – 12.19%
AstraZeneca	24,242	1,181,372
BP	161,994	1,556,974
Greggs	9,022	584,004
Kesa Electricals	232,873	685,988
National Grid	82,463	1,073,377
Tomkins	448,076	1,214,450
Vodafone Group	409,607	1,047,111
WPP Group	87,354	850,230
		8,193,506
United States – 28.96%
Abercrombie & Fitch Class A	10,300	540,235
American International Group	21,900	470,631
Archer-Daniels-Midland	40,500	1,031,130
Ball	27,100	1,244,432
†Benchmark Electronics	79,500	1,310,955
BJ Services	52,300	1,404,255
Black & Decker	18,700	1,182,775
Caterpillar	21,900	1,548,988
CenturyTel	30,500	1,178,215
Chevron	8,500	733,720
†Convergys	49,100	724,225
Cooper Industries Class A	30,500	1,453,020
FedEx	7,700	637,714
Imation	37,200	790,128
*Mylan	110,900	1,429,501
Nucor	20,200	1,060,500
Pfizer	58,600	1,119,846
*Royal Caribbean Cruises	20,200	549,036
Xerox	76,000	1,058,680
		19,467,986
Total Common Stock (cost $78,098,798)		66,758,980

Total Value of Securities Before Securities Lending Collateral – 99.30%
(cost $78,098,798)		66,758,980

Securities Lending Collateral** – 15.36%
Investment Companies
Mellon GSL DBT II Collateral Fund	10,325,891	10,325,891
Total Securities Lending Collateral (cost $10,325,891)		10,325,891

Total Value of Securities – 114.66%
(cost $88,424,689)	77,084,871	©
Obligation to Return Securities Lending Collateral** – (15.36%)	(10,325,891)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.70%	472,613
Net Assets Applicable to 7,615,173 Shares Outstanding – 100.00%	$67,231,593

ΔSecurities have been classified by country of origin.
†Non-income producing security.
*Fully or partially on loan.
** See Note 4 in "Notes."
©Includes $9,801,051 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
FDR – Foreign Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Global & International Funds – Delaware Global Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective May 30, 2008, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$89,212,325
Aggregate unrealized appreciation	1,491,768
Aggregate unrealized depreciation	(13,619,222)
Net unrealized depreciation	$(12,127,454)

Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of August 31, 2008:

Securities
Level 1	$33,575,436
Level 2	43,509,435
Level 3	-
Total	$77,084,871

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/2007	$546,204
Net realized gain	34,711
Net change in unrealized
appreciation	37,670
Net purchases, sales, and settlements	(618,585)
Balance as of 8/31/08	$0

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency contracts outstanding at August 31, 2008.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2008, the value of securities on loan was $9,801,051, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to rule 144A, which are determined to be liquid, are not subject to the fund’s 15% limit on investments in illiquid securities. As of August 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware International Value Equity Fund

August 31, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.42%Δ
Australia – 4.39%
Coca-Cola Amatil	2,315,285	$16,911,588
Telstra	3,594,460	13,343,716
		30,255,304
Belgium – 1.19%
*Dexia	582,146	8,226,839
		8,226,839
Canada – 3.38%
†CGI Group Class A	2,132,446	23,274,366
		23,274,366
Denmark – 2.07%
Novo Nordisk Class B	255,577	14,266,789
		14,266,789
Finland – 2.34%
Nokia	645,217	16,153,997
		16,153,997
France – 20.77%
*AXA	519,781	16,584,324
*Compagnie de Saint-Gobain	183,415	11,205,526
France Telecom	457,592	13,491,629
*Lafarge	99,745	12,032,639
*Lagardere	194,656	10,865,668
*Publicis Groupe	491,714	16,479,997
*Sanofi-Aventis	166,982	11,846,229
*Teleperformance	405,353	14,476,312
*Total	300,708	21,600,967
*Vallourec	52,651	14,646,519
		143,229,810
Germany – 5.65%
Bayerische Motoren Werke	295,070	12,178,781
Linde	108,511	13,615,194
Metro	237,209	13,187,066
		38,981,041
Hong Kong – 1.91%
*Techtronic Industries	14,135,000	13,159,189
		13,159,189
Italy – 2.04%
Parmalat	5,120,829	14,089,882
		14,089,882
Japan – 16.78%
Asahi Glass	1,151,900	12,229,171
Canon	325,539	14,599,067
*Don Quijote	715,700	12,562,672
Mitsubishi UFJ Financial Group	1,674,392	12,727,747
*NGK Spark Plug	1,052,000	11,625,965
Ono Pharmaceutical	200,300	10,488,793
*Round One	8,797	7,213,787
Terumo	365,300	20,323,436
Toyota Motor	311,799	13,912,613
		115,683,251
Mexico – 1.81%

*Telefonos de Mexico ADR	219,173	5,385,081
*†Telemex Internacional ADR	504,473	7,118,114
		12,503,195
Netherlands – 4.89%
*ING Groep CVA	542,938	16,914,299
Koninklijke Philips Electronics	517,190	16,802,997
		33,717,296
Norway – 2.06%
*†Petroleum Geo-Services	660,541	14,188,454
		14,188,454
Republic of Korea – 1.89%
Samsung Electronics	27,829	13,049,563
		13,049,563
Sweden – 4.30%
Ericsson LM Class B	1,321,800	15,088,107
Nordea Bank	1,094,914	14,543,319
		29,631,426
Switzerland – 2.20%
Novartis	271,728	15,137,568
		15,137,568
Taiwan – 2.22%
Chunghwa Telecom ADR	618,763	15,308,197
		15,308,197
United Kingdom – 18.53%
AstraZeneca	313,968	15,300,430
BP	2,501,603	24,043,684
Greggs	125,509	8,124,335
Kesa Electricals	3,975,574	11,711,093
National Grid	1,198,911	15,605,581
Standard Chartered	473,458	12,812,256
Tomkins	5,358,385	14,523,180
Vodafone Group	5,955,138	15,223,587
WPP Group	1,072,665	10,440,414
		127,784,560
Total Common Stock (cost $748,223,561)		678,640,727

	Principal
	Amount (U.S. $)
Repurchase Agreements** – 0.95%
Bank of America 1.97%, dated 8/29/08, to be
repurchased on 9/2/08, repurchase price $1,044,229
(collateralized by U.S. Government obligations,
4.75%; 12/31/08; with market value $1,065,243)	$1,044,000	1,044,000

BNP Paribas 2.00%, dated 8/29/08, to be
repurchased on 9/2/08, repurchase price $5,514,225
(collateralized by U.S. Government obligations, 3.875%;
5/15/09 - 7/2/09; with market value $5,632,299)	5,513,000	5,513,000
Total Repurchase Agreements (cost $6,557,000)		6,557,000

Total Value of Securities Before Securities Lending Collateral – 99.37%
(cost $754,780,561)		685,197,727

	Number of
	Shares
Securities Lending Collateral*** – 16.25%
Investment Companies
Mellon GSL DBT II Collateral Fund	112,070,267	112,070,267
Total Securities Lending Collateral (cost $112,070,267)		112,070,267

Total Value of Securities – 115.62%
(cost $866,850,828)		797,267,994	©

Obligation to Return Securities Lending Collateral*** – (16.25%)	(112,070,267)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.63%	4,339,889
Net Assets Applicable to 55,836,820 Shares Outstanding – 100.00%	$689,537,616

ΔSecurities have been classified by country of origin.
†Non income producing security
*Fully or partially on loan.
**See Note 1 in "Notes."
***See Note 4 in "Notes."
©Includes $103,505,483 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
EUR – European Monetary Unit
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at August 31, 2008:

Foreign Currency Exchange Contracts1

				Unrealized
Contracts to Deliver		In Exchange For	Settlement Date	Appreciation
EUR	(210,452)	USD 308,839	9/2/08	$140
				$140

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Global & International Funds – Delaware International Value Equity Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective May 30, 2008, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$869,360,268
Aggregate unrealized appreciation	46,139,031
Aggregate unrealized depreciation	(118,231,305)
Net unrealized depreciation	$(72,092,274)

Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of August 31, 2008:

	Securities	Derivatives
Level 1	$169,713,024	$-
Level 2	627,554,970	140
Level 3	-	-
Total	$797,267,994	$140

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/2007	$7,792,516
Net realized gain	185,944
Net change in unrealized
appreciation	79,330
Net purchases, sales, and settlements	(8,057,790)
Balance as of 8/31/08	$0

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2008, the value of securities on loan was $103,505,483, for which the Fund received collateral, comprised of non-cash collateral valued at $1,968,850, and cash collateral of $112,070,267. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of August 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: